Income Taxes (Details) - Schedule of Current and Deferred Income Tax (Expense) Recovery - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current tax (expense) recovery:
Current year	$ (2,679)	$ 9,030
Prior year	(252)	(68)
Total current tax	(2,931)	8,962
Deferred tax (expense) recovery:
Current year	4,703	8,446
Prior year	(1,371)	4
Tax total	3,332	8,450
Total deferred tax	$ 401	$ 17,412